Convertible loans - Schedule of the First Tranche (Details) - USD ($) $ in Millions	May 19, 2020	Apr. 24, 2020
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 65	$ 65